Significant Accounting Policies (Details) - Schedule of Amortization of Finite-Lived Intangible Assets	Dec. 31, 2023
Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of finite-lived intangible assets, estimated useful lives	3 years
Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of finite-lived intangible assets, estimated useful lives	5 years
License [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of finite-lived intangible assets, estimated useful lives	10 years
Agency agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of finite-lived intangible assets, estimated useful lives	2 years
Channel relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of finite-lived intangible assets, estimated useful lives	2 years